Label	Element	Value
Elm Market Navigator ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Elm Market Navigator ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Elm Market Navigator ETF (the “Fund”) seeks long-term, risk-adjusted growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 10, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus. During the Predecessor Fund’s (defined below) most recent fiscal year ended December 31, 2024, the portfolio turnover rate for the Predecessor Fund was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the Fund’s current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies and are estimated for the Fund’s current fiscal year. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights (when available) which only reflect the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver arrangement discussed in the table above is reflected only through February 10, 2026.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed “fund of funds” that seeks to achieve its investment objective by investing in a dynamic portfolio of other unaffiliated registered investment companies, including mutual funds, index-based exchange-traded funds (“ETFs”), and actively managed ETFs (collectively, “Underlying Funds”), that provide exposure to equity markets and fixed income markets. The Underlying Funds that will comprise the Fund’s portfolio are selected to provide exposure to a number of different asset classes, including equity securities of domestic and foreign companies (including companies located in emerging markets), real estate investment trusts (“REITs”), public, taxable fixed income securities, municipal bonds, and U.S. Treasury bills, notes and bonds. The Fund’s exposure to fixed income instruments, through its investments in the Underlying Funds, will include investments in securities of varying duration, maturity and credit quality, including debt securities that have been rated below investment grade by a nationally recognized statistical ratings organization (commonly known as “junk bonds” or “high yield bonds”). The Fund, through its investments in the Underlying Funds, may invest in securities of any market capitalization.

To construct the Fund’s portfolio, Elm Partners Management LLC (the “Adviser”), the Fund’s investment adviser, uses Dynamic Index Investing®, the Adviser’s proprietary, rules-based asset allocation methodology. Dynamic Index Investing® begins with a baseline portfolio of Underlying Funds of approximately 75% equity (U.S. and non-U.S.) exposure, and 25% U.S. Fixed-income and money-market exposure. Using this baseline portfolio, the Adviser then evaluates each asset class based on an estimate of the long-term expected inflation-adjusted return measured relative to long-term U.S. Treasury Inflation Protected Securities (TIPS) and based on the riskiness of each asset class, as determined by the Adviser, and will rebalance the weightings of the Underlying Funds to achieve the desired allocation. The Adviser uses traditional metrics (for example, the Adviser’s internally calculated version of cyclically adjusted earnings yield, and the one-year price momentum adjusted for inflation, dividends and risk premium) to estimate the attractiveness of each asset class. The Adviser estimates long-term returns using publicly available index-level earnings, market price, and inflation data to construct a cyclically-adjusted earnings yield (earnings viewed over a full market cycle and adjusted for inflation) for each major equity market in the baseline portfolio. The Adviser estimates risk using a combination of publicly available historical volatility data and through a medium-term momentum signal constructed using publicly available index-level market price data. The Adviser may use a variety of resources, including SEC filings, and shareholder reports of issuers, though the Adviser will access much of the data through Bloomberg.

To be included in the Fund’s investment universe, an Underlying Fund must be a large, liquid, low-fee, broad-market index fund providing exposure to the markets in the Fund’s baseline portfolio. The Adviser will typically select the lowest-cost fund available subject to meeting size, liquidity, and methodology-quality thresholds. The Adviser may not select the lowest-cost fund available if, in the opinion of the Adviser, it is not sufficiently large or liquid or does not follow a standard index-construction methodology.

The Adviser will typically rebalance the Fund’s portfolio on a semi-monthly basis but may adjust the Fund’s portfolio more frequently as the Adviser determines appropriate. The Adviser will adjust its allocations depending on the attractiveness of each asset class, and may adjust the weights of each asset class to be significantly more than the initial baseline weight. The Adviser may underweight an asset class relative to its baseline weight, and may even set the weight of an asset class to zero.
The Adviser expects to engage in active trading with high portfolio turnover of the Fund’s portfolio investments to achieve the Fund’s investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To construct the Fund’s portfolio, Elm Partners Management LLC (the “Adviser”), the Fund’s investment adviser, uses Dynamic Index Investing®, the Adviser’s proprietary, rules-based asset allocation methodology. Dynamic Index Investing® begins with a baseline portfolio of Underlying Funds of approximately 75% equity (U.S. and non-U.S.) exposure, and 25% U.S. Fixed-income and money-market exposure.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund commenced operations on or about February 10, 2025 by acquiring substantially all of the assets and liabilities of Elm Partners Portfolio LLC, an unregistered private investment fund (the “Predecessor Fund”), in a tax-free reorganization (the “Reorganization”) in which investors in the Predecessor Fund received shares of the Fund. The Fund was formed to continue the operations of the Predecessor Fund in a registered ETF format.
The investment objectives, policies, and restrictions of the Fund are, in all material respects, equivalent to those of the Predecessor Fund. The Adviser is the same entity that served as investment adviser to the Predecessor Fund, and at least one of the portfolio managers responsible for managing the Predecessor Fund since its inception is one of the portfolio managers for the Fund.
The Fund is newly registered as an ETF and, as of the date of this Prospectus, does not have a full calendar year of performance as an ETF. Prior performance shown below is that of the Predecessor Fund, which commenced operations on December 30, 2011, and that performance information reflects all of the Predecessor Fund’s actual fees and expenses (i.e., the Predecessor Fund’s annual management fees and operating expenses before any fee waivers and/or expense subsidies). The performance of the Predecessor Fund has not been restated to reflect the anticipated expenses of the Fund, which are expected to be higher than those of the Predecessor Fund. If the Predecessor Fund’s performance had been readjusted to reflect the Fund’s expenses, the performance would have been lower. Also, the Predecessor Fund was not registered under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements that are imposed by the 1940 Act or Subchapter M of the Internal Revenue Code, which, if they had been applicable, might have adversely affected the Predecessor Fund’s performance. Had the Predecessor Fund been structured as an ETF, its performance may have differed.
The bar chart and performance table below show the variability of the Predecessor Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Predecessor Fund from year to year. The performance table shows how average annual total returns of the Predecessor Fund for different periods compare to those of a broad-based market index. The Predecessor Fund was organized as a Delaware limited liability company, did not qualify as a regulated investment company for federal income tax purposes, and did not pay dividends and distributions. As a result, we are unable to show the after-tax returns for the Predecessor Fund.
Prior performance shown below represents the historical performance of the Predecessor Fund and is not the Fund’s performance, nor is it indicative of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.elmwealth.com or by calling the Fund toll-free at 1-800-617-0004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Predecessor Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Predecessor Fund from year to year. The performance table shows how average annual total returns of the Predecessor Fund for different periods compare to those of a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is newly registered as an ETF and, as of the date of this Prospectus, does not have a full calendar year of performance as an ETF.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.elmwealth.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Prior performance shown below represents the historical performance of the Predecessor Fund and is not the Fund’s performance, nor is it indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.59%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2024
Elm Market Navigator ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or long periods of time.
Elm Market Navigator ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Elm Market Navigator ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only a limited number of institutional investors (known as “Authorized Participants” or “APs”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”), which may result in a widening of the bid and ask spread (i.e., the current best prices to buy and sell the Fund), and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the intraday value of the Fund’s holdings used to calculate the Fund’s NAV, there may be times when the market price of shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount), which may result in a widening of the bid and ask spread, due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares, which may result in a widening of the bid and ask spread. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
•Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
•Listing Standards Risk. The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Elm Market Navigator ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only a limited number of institutional investors (known as “Authorized Participants” or “APs”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”), which may result in a widening of the bid and ask spread (i.e., the current best prices to buy and sell the Fund), and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Elm Market Navigator ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Elm Market Navigator ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the intraday value of the Fund’s holdings used to calculate the Fund’s NAV, there may be times when the market price of shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount), which may result in a widening of the bid and ask spread, due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
Elm Market Navigator ETF | ETF Risks, Trading Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares, which may result in a widening of the bid and ask spread. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
Elm Market Navigator ETF | ETF Risks, Early Close/Trading Halt Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Elm Market Navigator ETF | ETF Risks, Listing Standards Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Listing Standards Risk. The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.
Elm Market Navigator ETF | Newer Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Newer Adviser Risk. The Adviser has not previously served as an adviser to a registered investment company. As a result, there is no long-term track record of the Adviser serving as an adviser to a registered investment company against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

Elm Market Navigator ETF | Fund Of Funds Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fund of Funds Risk. The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies (funds), rather than directly in securities of individual companies. An investment in the Fund will be subject to substantially the same risks as those associated with the Underlying Funds in proportion to the Fund’s allocation to those Underlying Funds, and the value of the Fund’s investment in Underlying Funds will fluctuate in response to the performance of the portfolios of the Underlying Funds. In addition, at times, certain of the segments of the market represented by Underlying Funds in which the Fund invests may be out of favor and underperform other segments. The Fund, as a shareholder of the Underlying Funds, will indirectly pay a proportionate share of the fees and expenses charged by the Underlying Funds in addition to the Fund’s unified management fee. Although the Adviser will regularly evaluate the Underlying Funds in which the Fund invests (including operating expenses and management fees) to determine whether an Underlying Fund’s stated investment program is consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by an Underlying Fund, and will not have the ability to control or otherwise influence the composition of the investment portfolio of an Underlying Fund. The Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying Fund’s investments may change due to market movements, the investment decisions of the Underlying Fund’s investment adviser or other factors, which could result in the Fund’s desired allocations not being met. There is a risk that you could achieve better returns by investing in an individual fund of funds representing a single broad asset class rather than investing in a fund of funds such as the Fund.
Elm Market Navigator ETF | Asset Allocation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Asset Allocation Risk. The Fund, through its investments in Underlying Funds, may allocate its investments among various asset classes. The Fund’s performance will be affected by the Adviser’s selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments and may cause the Fund to underperform other funds with a similar investment objective. In addition, the Fund’s performance will be affected by the Underlying Funds’ performance and ability to meet their investment objectives.

Elm Market Navigator ETF | Common Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Common Stock Risk. While common stocks have historically generated higher average returns than fixed income securities over the long-term, common stock has also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by an Underlying Fund.

Elm Market Navigator ETF | Large-Cap Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Elm Market Navigator ETF | Small- And Mid-Cap Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Cap Companies Risk. There may be less trading in the stocks of small- and mid-cap companies, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Small- and mid-cap companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company, and may depend upon a relatively small management group.

Elm Market Navigator ETF | Real Estate Investment Trust (“REIT”) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Real Estate Investment Trust (“REIT”) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. REITs may also be adversely affected by failure to qualify as REIT under the Code, poor management, environmental problems, property tax increases or changes in federal, state or local regulation.

Elm Market Navigator ETF | Foreign Investments And Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Foreign Investments and Emerging Markets Risk. Securities of non-U.S. issuers, including those located in foreign countries, may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. These risks are heightened for investments in issuers organized or operating in developing countries.

Elm Market Navigator ETF | Municipal Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Municipal Securities Risk. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Elm Market Navigator ETF | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments. Generally, prices of debt securities tend to fall when prevailing interest rates rise and rise when prevailing interest rates fall. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price.
Elm Market Navigator ETF | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Credit Risk. An issuer of debt securities may not make timely payments of principal and interest and may default entirely in its obligations. A decrease in the issuer’s credit rating may lower the value of debt securities.

Elm Market Navigator ETF | Debt Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

Elm Market Navigator ETF | High Yield Debt Securities (“Junk” Bond) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
High Yield Debt Securities (“Junk” Bond) Risk. Below investment-grade debt securities (also referred to as high yield debt securities or “junk” bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of high yield debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Elm Market Navigator ETF | Cash Position Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Position Risk. The ability of the Fund to meet its investment objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
Elm Market Navigator ETF | U.S. Government Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. The Fund will invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.

Elm Market Navigator ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio securities. Investors may lose money. The value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and the spread of infectious illness or other public health issues.

Elm Market Navigator ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
High Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

Elm Market Navigator ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s evaluations and assumptions regarding asset allocations, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Elm Market Navigator ETF | MSCI ACWI IMI Index (reflects no deductions for fees expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees expenses and taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI IMI Index (reflects no deductions for fees expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	16.37%
5 Years	rr_AverageAnnualReturnYear05	12.29%
10 Years	rr_AverageAnnualReturnYear10	9.01%
Elm Market Navigator ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees expenses and taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
Elm Market Navigator ETF | S&P Target Risk Growth Index (reflects no deductions for fees expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees expenses and taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Risk Growth Index (reflects no deductions for fees expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	10.73%
5 Years	rr_AverageAnnualReturnYear05	6.16%
10 Years	rr_AverageAnnualReturnYear10	6.39%
Elm Market Navigator ETF | Elm Market Navigator ETF Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ELM
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.22%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	82
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	144
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 329
Annual Return 2015	rr_AnnualReturn2015	(3.62%)
Annual Return 2016	rr_AnnualReturn2016	6.84%
Annual Return 2017	rr_AnnualReturn2017	18.38%
Annual Return 2018	rr_AnnualReturn2018	(4.59%)
Annual Return 2019	rr_AnnualReturn2019	15.46%
Annual Return 2020	rr_AnnualReturn2020	11.98%
Annual Return 2021	rr_AnnualReturn2021	15.11%
Annual Return 2022	rr_AnnualReturn2022	(10.20%)
Annual Return 2023	rr_AnnualReturn2023	8.82%
Annual Return 2024	rr_AnnualReturn2024	8.00%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.00%
5 Years	rr_AverageAnnualReturnYear05	6.35%
10 Years	rr_AverageAnnualReturnYear10	6.21%

[1]	“Other Expenses” are estimated for the Fund’s current fiscal year.
[2]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies and are estimated for the Fund’s current fiscal year. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights (when available) which only reflect the direct operating expenses incurred by the Fund.
[3]	The Fund’s investment adviser, Elm Partners Management LLC (the “Adviser” or “Elm Partners”), has contractually agreed to waive a portion of its management fee so that the effective rate of the management fee is 0.20%, instead of 0.22%, of the Fund’s average daily net assets through February 10, 2026. This waiver may not be terminated without the approval of the Trust’s Board of Trustees (the “Board”). This waiver should not be construed to be a permanent reduction of the management fees of the Adviser. The Adviser has waived its right to receive reimbursement of the portion of its management fees waived pursuant to this management fee waiver agreement.